Fair Value Based on Quoted Market Prices (Detail) (Senior Notes, USD $) In Thousands, unless otherwise specified	Jan. 31, 2013	Apr. 30, 2012	Apr. 30, 2011
Estimate of Fair Value, Fair Value Disclosure
Fair value based on quoted market prices
Senior secured notes	$ 1,391,000	$ 1,091,750	$ 1,071,125
Carrying (Reported) Amount, Fair Value Disclosure
Fair value based on quoted market prices
Senior secured notes	$ 1,287,005	$ 1,084,109	$ 1,082,936